Average Annual Total Returns{- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-11 - Strategic Income Portfolio	VIP Strategic Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Strategic Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Strategic Income Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Strategic Income Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Strategic Income Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Strategic Income Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Strategic Income Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Strategic Income Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Strategic Income Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years	F0097 Past 1 year	F0097 Past 5 years	F0097 Past 10 years
Total	7.52%	6.27%	4.83%	7.56%	6.20%	4.74%	7.25%	6.02%	4.58%	7.58%	4.87%	4.16%	6.63%	6.26%	4.96%